Debt	12 Months Ended
Aug. 31, 2015
Notes to Financial Statements
Note 2. Debt

Convertible Promissory Note

On October 7, 2013 (the "Closing Date"), the Company entered into a Bridge Loan Agreement (the "2013 Loan Agreement") with Kalen Capital Corporation (the "Investor"), a private corporation owning in excess of 10% of the Company's issued and outstanding shares of common stock. Pursuant to the 2013 Loan Agreement, the Company received proceeds of $3,000,000 and issued a 7% unsecured Convertible Promissory Note (the "2013 Note") due on October 6, 2014, with interest compounded quarterly and issued a Series I Stock Purchase Warrant (the "Series I Warrant") allowing the holder to purchase up to 921,875 shares of the Company's common stock at an initial exercise price of $1.37 for a period of five (5) years. The Series I Warrant is exercisable on a "cashless basis." According to the original terms of the 2013 Loan Agreement, the Investor may have elected, in its sole discretion, to convert all or any portion of the outstanding principal amount of the 2013 Note, and any or all accrued and unpaid interest thereon into units, with each unit consisting of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock (the "Series J Warrant"); and (c) one Series K Stock Purchase Warrant for the purchase of one share of common stock (the "Series K Warrant").

On November 10, 2014, the Company entered into an Amended Bridge Loan Agreement (the "2015 Loan Agreement") with Investor pursuant to which the Company and Investor amended the 2013 Loan Agreement by amending the 2013 Note to extend the maturity date to December 31, 2015 (the "Amended Note"). According to the terms of the 2015 Loan Agreement, the Investor may elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Amended Note, and any or all accrued and unpaid interest thereon into units of the Company's equity securities (collectively, the "Units"), with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock (the "Warrant"). The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant included in the Units issued upon conversion being equal to sixty percent (60%) of the 20 day average closing price of the Company's common stock prior to conversion. The Warrant will be exercisable for a period of five years from the date of issuance and will be exercisable on a cashless basis.

In order to induce Investor to enter into the 2015 Loan Agreement and extend the maturity date of the 2013 Note, the Company issued a Series J Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.12 and a Series K Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.20. Each of the Series J Warrant and Series K Warrant is exercisable through November 9, 2019 and contains a provision allowing the Investor to exercise the warrant on a cashless basis as further set forth therein.

For accounting purposes, the modification to the 2013 Loan Agreement did not result in a gain or loss, as an extinguishment under accounting principles generally accepted in the United States, due to the related party nature of the transaction. As described above, the Amended Bridge Loan Agreement resulted in the issuance of a Series J Warrant and a Series K Warrant. Prior to the Amended Bridge Loan Agreement, the Series J and Series K Warrants were to be issued to the Investor only upon the Investor's election to convert the 2013 Note (according to the original terms of the 2013 note). Also as a result of the Amended Bridge Loan Agreement, the principal amount of the Amended Note and accrued interest thereon is convertible into Units. As such, the fair value of the Warrant, representing the value exchanged for the modification of the conversion option associated with the 2013 Loan Agreement, was recognized as a discount to the Amended Note with a corresponding increase in additional paid-in capital. The fair value of the Warrant was $1.16 per share. The fair value of the Warrant was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $1.28 per share; estimated volatility - 138%; risk free interest rate - 1.57%; expected dividend rate - 0% and expected life - 5 years. Based on the terms of the Amended Note, 3,142,359 warrants were issuable on November 10, 2014 with a fair value of $3,645,137 (3,142,359 Warrants x $1.16 per share). The debt discount is limited to the face value of the Amended Note. As a result, on November 10, 2014, the Company recorded a debt discount of $3,000,000 which is being accreted over the term of the Amended Note using the effective interest method.

Interest expense related to the 2013 Loan Agreement as amended amounted to $229,457 and $193,150 during the years ended August 31, 2015. Interest expense from the accretion of the debt discount related to the 2013 Loan Agreement as amended amounted to $4,433,872 and $686,320 during the years ended August 31, 2015 and 2014, respectively. The remaining debt discount related to the Warrants and totaling $879,808 will be amortized through December 31, 2015 with $656,250 amortized during the quarter ended November 30, 2015 and $223,558 amortized during the quarter ended February 29, 2016.

Bridge Loan

On March 4, 2015, the Company entered into a Bridge Loan Agreement (the "Bridge Loan Agreement") with 1420468 Alberta Ltd. (the "Creditor") pursuant to which the Company borrowed $600,000 at an annual interest rate of 7% (the "March 2015 Loan"), compounded quarterly; following the occurrence of an event of default, as further specified in the Bridge Loan Agreement, the annual interest rate would increase to 15%. The March 2015 Loan was evidenced by a promissory note with a maturity date of the earlier of: (a) the closing of any equity financing by the Company in excess of $600,000, or (b) September 4, 2015. As a condition to the Creditor's entry into the Bridge Loan Agreement, the Company issued the Creditor a Series L Stock Purchase Warrant (the "Series L Warrant") to purchase up to 500,000 shares of the Company's common stock, which are exercisable from September 5, 2015 through March 4, 2020, with an exercise price of $1.20; the Series L Warrant contains a provision allowing the Creditor to exercise the Series L Warrant on a cashless basis as further set forth therein.

The fair value of the Series L Warrant was $1.198 per share and was calculated using the Black-Scholes option pricing model with the following assumptions: market price of common stock - $1.78 per share; estimated volatility - 76%; risk free interest rate – 1.55%; expected dividend rate - 0% and expected life – 4.5 years. This resulted in allocating $299,750 to the Series L Warrant and $300,250 to the March 2015 Loan. As a result, on March 4, 2015, the Company recorded a debt discount of $299,750 which is being accreted over the term of the March 2015 Loan.

Interest expense related to the March 2015 Loan amounted to $20,891 during the year ended August 31, 2015. Interest expense from the accretion of the debt discount related to the March 2015 Loan amounted to $293,234 during the year ended August 31, 2015. The remaining debt discount related to the Series L Warrant totaling $6,516 will be amortized during the quarter ended November 30, 2015.

Subsequent to year end, the maturity date of the March 2015 Loan was extended to December 31, 2016. As consideration the Company issued the Creditor a Series M Stock Purchase Warrant to purchase up to 100,000 shares of the Company's common stock through December 7, 2020, at an exercise price of $2.34 per share; the Series M Warrant contains a provision allowing the Creditor to exercise the Series M Warrant on a cashless basis as further set forth therein. The Company also agreed to extend the termination date of the Creditor's currently outstanding warrants to December 7, 2020.